UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.) :  |_| is a restatement
                                    |_| adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:    Westport Advisers LLC
Address: 253 Riverside Avenue
         Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ronald H. Oliver
Title:  Managing Member
Phone:  203-227-3601

Signature, Place, and Date of Signing:

         Ronald H. Oliver     Westport, Connecticut     February 7, 2006
         ----------------     ---------------------     ----------------

Report Type  (Check only one):

|X|      13F Holdings Report
|_|      13F Notice
|_|      13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:     79


Form 13F Information Table Value Total (x$1,000):    $ 1,273,254

List of Included Managers:

         Andrew J. Knuth    Westport Advisers, LLC
         Edmund H. Nicklin  Westport Advisers LLC

List of Other Included Managers:
         No.      13F File Number           Name

                                                                                               Voting Authority
                                                                                               -----------------
                                 Title                  Value    Shares/  Sh/   Put/  Invstmt   Other
Name of Issuer                  of class    CUSIP     (x$1000)   Prn Amt  Prn   Call  Dscretn  Managers    Sole    Shared  None
------------------------------  --------  ---------  ---------  --------  ----  ----  -------  --------  --------  ------  ----
Abbott Laboratories               COM      002824100    1479      37500    SH           Sole               37500
Alltel Corp.                      COM      020039103   16612     263267    SH           Sole              263267
Amphenol Corp.                    COM      032095101    1328      30000    SH           Sole               30000
Anadarko Petroleum Corp.          COM      032511107    2558      27000    SH           Sole               27000
Applebees International, Inc.     COM      037899101   14984     663300    SH           Sole              663300
Arthur J. Gallagher & Company     COM      363576109   15551     503600    SH           Sole              503600
BankUnited Financial Corp. - C    COM      06652B103   28927    1088700    SH           Sole             1088700
Beasley Broadcast Group, Inc.     COM      074014101    8167     604499    SH           Sole              604499
Big Lots, Inc.                    COM      089302103   16344    1360906    SH           Sole             1360906
Brown & Brown, Inc.               COM      115236101   23369     765200    SH           Sole              765200
CA. Inc.                          COM      12673P105   43169    1531370    SH           Sole             1531370
CACI International, Inc.          COM      127190304   35421     617300    SH           Sole              617300
Caremark Rx, Inc.                 COM      141705103  102621    1981475    SH           Sole             1981475
Ceridian Corp.                    COM      156779100   21122     850000    SH           Sole              850000
Charles River Laboratories Int    COM      159864107   29714     701300    SH           Sole              701300
Checkpoint Systems, Inc.          COM      162825103   16925     686600    SH           Sole              686600
ChoicePoint, Inc.                 COM      170388102    1780      40000    SH           Sole               40000
Claire's Stores, Inc.             COM      179584107    2045      70000    SH           Sole               70000
Constellation Brands, Inc. - C    COM      21036P108   23350     890200    SH           Sole              890200
Cox Radio, Inc. - Class A         COM      224051102   13628     967900    SH           Sole              967900
Cullen/Frost Bankers, Inc.        COM      229899109    1906      35500    SH           Sole               35500
Darden Restaurants, Inc.          COM      237194105   44568    1146300    SH           Sole             1146300
Del Monte Foods Company           COM      24522P103   18805    1803000    SH           Sole             1803000
Devry, Inc.                       COM      251893103   25500    1275000    SH           Sole             1275000
Diebold, Inc.                     COM      253651103    1330      35000    SH           Sole               35000
Downey Financial Corp.            COM      261018105    8207     120000    SH           Sole              120000
EGL Inc.                          COM      268484102   12962     345000    SH           Sole              345000
EOG Resources, Inc.               COM      26875P101    3852      52500    SH           Sole               52500
Emmis Communications Corp.        COM      291525103   26773    1344720    SH           Sole             1344720
FEI Company                       COM      30241L109     230      12000    SH           Sole               12000
Fairchild Semiconductor Corp.     COM      303726103    6764     400000    SH           Sole              400000
FedEx Corp.                       COM      31428X106    2068      20000    SH           Sole               20000
Fifth Third Bancorp               COM      316773100   21260     563621    SH           Sole              563621
Fisher Scientific Internationa    COM      338032204   24775     400500    SH           Sole              400500
Florida East Coast Industries,    COM      340632108    6859     161891    SH           Sole              161891
General Communication, Inc. -     COM      369385109    8672     839450    SH           Sole              839450
Helmerich & Payne                 COM      423452101     681      11000    SH           Sole               11000
Hilb, Rogal & Hobbs Company       COM      431294107   35637     925400    SH           Sole              925400
Houston Exploration Company       COM      442120101   39098     740500    SH           Sole              740500
Hudson United Bancorp             COM      444165104   12264     294250    SH           Sole              294250
IMS Health, Inc.                  COM      449934108   21195     850526    SH           Sole              850526
ITT Educational Services, Inc.    COM      45068B109   44965     760700    SH           Sole              760700
International Rectifier Corp.     COM      460254105    2073      65000    SH           Sole               65000
Interpublic Group of Companies    COM      460690100    1063     110200    SH           Sole              110200
JLG Industries, Inc.              COM      466210101   17819     390250    SH           Sole              390250
Laboratory Corporation of Amer    COM      50540R409    3231      60000    SH           Sole               60000
Lincare Holdings, Inc.            COM      532791100    1006      24000    SH           Sole               24000
Lubrizol Corp.                    COM      549271104   17806     410000    SH           Sole              410000
MRO Software, Inc.                COM      55347W105    7035     501100    SH           Sole              501100
Map Info Corp.                    COM      565105103   13831    1096800    SH           Sole             1096800
Orient Express Hotels Ltd. - C    COM      G67743107   30861     979100    SH           Sole              979100
PETsMART, Inc.                    COM      716768106     513      20000    SH           Sole               20000
Pall Corp.                        COM      696429307    1706      63500    SH           Sole               63500
Parametric Technology Corp.       COM      699173100     732     120000    SH           Sole              120000
People's Bank                     COM      710198102   22188     714375    SH           Sole              714375
Perot Systems Corp. - Class A     COM      714265105   21547    1523800    SH           Sole             1523800
Pogo Producing Company            COM      730448107   28083     563800    SH           Sole              563800
Praxair, Inc.                     COM      74005P104    2648      50000    SH           Sole               50000
Precision Castparts Corp.         COM      740189105   38992     752600    SH           Sole              752600
QLogic Corp.                      COM      747277101   13654     420000    SH           Sole              420000
Rockwell Collins, Inc.            COM      774341101    1441      31000    SH           Sole               31000
Rogers Corp.                      COM      775133101    6457     164800    SH           Sole              164800
Ruby Tuesday, Inc.                COM      781182100   23047     890200    SH           Sole              890200
Saks, Inc.                        COM      79377w108   15386     912600    SH           Sole              912600
Schering Plough Corp.             COM      806605101     938      45000    SH           Sole               45000
Sovereign Bancorp, Inc.           COM      845905108   11749     543421    SH           Sole              543421
St. Joe Company (The)             COM      790148100   19390     288450    SH           Sole              288450
Sterling Financial Corp.          COM      859319105   16081     643775    SH           Sole              643775
Stone Energy Corp.                COM      861642106   27318     600000    SH           Sole              600000
SunTrust Bank Inc.                COM      867914103    1637      22500    SH           Sole               22500
Synopsys, Inc.                    COM      871607107   21575    1075500    SH           Sole             1075500
Taylor Capital Group, Inc.        COM      876851106   19836     491000    SH           Sole              491000
Texas Instruments, Inc.           COM      882508104     643      20064    SH           Sole               20064
The South Financial Group, Inc    COM      837841105   10146     368400    SH           Sole              368400
Too, Inc.                         COM      890333107    1834      65000    SH           Sole               65000
TriZetto Group, Inc.              COM      896882107   17243    1014863    SH           Sole             1014863
Triad Hospitals, Inc.             COM      89579K109   17622     449200    SH           Sole              449200
Universal Health Services, Inc    COM      913903100   46048     985200    SH           Sole              985200
Young Broadcasting, Inc.          COM      987434107    2608    1003100    SH           Sole             1003100